Consolidated Statements of Puttable Preferred Shares and Shareholders' Equity - USD ($) $ in Millions	Total	Fairfax Financial Holdings Limited [Member]	Series D Puttable Preferred Shares [Member]	Class A Common Shares [Member]	Series I Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjustment Series D Puttable Preferred Shares [Member]	Common Shares [Member]	Common Shares [Member] Fairfax Financial Holdings Limited [Member]	Common Shares [Member] Class A Common Shares [Member]	Common Shares [Member] Series I Preferred Stock [Member]	Common Shares [Member] Cumulative Effect, Period of Adoption, Adjustment	Non-puttable Preferred Shares [Member]	Non-puttable Preferred Shares [Member] Fairfax Financial Holdings Limited [Member]	Non-puttable Preferred Shares [Member] Class A Common Shares [Member]	Non-puttable Preferred Shares [Member] Series I Preferred Stock [Member]	Non-puttable Preferred Shares [Member] Cumulative Effect, Period of Adoption, Adjustment	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Fairfax Financial Holdings Limited [Member]	Additional Paid-in Capital [Member] Class A Common Shares [Member]	Additional Paid-in Capital [Member] Series I Preferred Stock [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment	Deficit [Member]	Deficit [Member] Fairfax Financial Holdings Limited [Member]	Deficit [Member] Class A Common Shares [Member]	Deficit [Member] Series I Preferred Stock [Member]	Deficit [Member] Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Fairfax Financial Holdings Limited [Member]	Accumulated Other Comprehensive Loss [Member] Class A Common Shares [Member]	Accumulated Other Comprehensive Loss [Member] Series I Preferred Stock [Member]	Accumulated Other Comprehensive Loss [Member] Cumulative Effect, Period of Adoption, Adjustment
Balance at Dec. 31, 2017	$ 1,949.4							$ 0.9					$ 0.3					$ 2,753.0					$ (781.1)					$ (23.7)
Puttable preferred shares Balance, Shares at Dec. 31, 2017			0
Puttable preferred shares, Balance at Dec. 31, 2017			$ 0.0
Balance, shares at Dec. 31, 2017	32,872,706							131,664,101
Net earnings	$ 278.8							$ 0.0					0.0					0.0					278.8					0.0
Other comprehensive income	1.1							0.0					0.0					0.0					0.0					1.1
Shares issued, value				$ 13.9	$ 150.0					$ 0.0	$ 0.0				$ 0.0	$ 0.1				$ 13.9	$ 149.9				$ 0.0	$ 0.0				$ 0.0	$ 0.0
Shares issued, shares					6,000,000					2,514,996
Preferred shares issued			$ 46.7
Preferred shares issued, shares			1,986,449
Warrants issued	67.5							$ 0.0					0.0					67.5					0.0					0.0
Warrants issued, shares								0
Exercise of warrants	328.7							$ 0.5					0.0					328.2					0.0					0.0
Exercise of warrants, shares								38,461,539
Fees and expenses in connection with issuance of common and preferred shares	(74.3)							$ 0.0					0.0					(74.3)					0.0					0.0
Dividends on Class A common shares	(72.7)							0.0					0.0					0.0					(72.7)					0.0
Dividends on preferred shares	(68.7)							0.0					0.0					0.0					(68.7)					0.0
Puttable preferred shares accretion of preferred shares with holder put option			$ 1.4
Accretion of preferred shares with holder put option	(1.5)							0.0					0.0					0.0					(1.5)					0.0
Redemption of Series F preferred shares	$ (140.0)							0.0					(0.1)					(139.9)					0.0					0.0
Redemption of Series F preferred shares, shares	(5,600,000)
Shares issued through dividend reinvestment program	$ 22.8							$ 0.0					0.0					22.8					0.0					0.0
Shares issued through dividend reinvestment program, shares								2,986,159
Share-based compensation expense	3.1							$ 0.0					0.0					3.1					0.0					0.0
Share-based compensation expense, shares								325,221
Other share-based compensation	1.9							$ 0.0					0.0					2.3					(0.4)					0.0
Other share-based compensation, shares								890,927
Treasury shares, value	0.0							$ 0.0					0.0					0.0					0.0					0.0
Treasury shares								(7,106)
Puttable preferred shares, Balance at Dec. 31, 2018			$ 48.1				$ 0.0
Puttable preferred shares Balance, Shares at Dec. 31, 2018			1,986,449				0
Balance at Dec. 31, 2018	$ 2,460.0					$ 181.1		$ 1.4				$ 0.0	$ 0.3				$ 0.0	3,126.5				$ 0.0	(645.6)				$ 181.1	(22.6)				$ 0.0
Balance, shares at Dec. 31, 2018	33,272,706							176,835,837					33,272,706
Adjusted balance at Dec. 31, 2018	$ 2,641.1							$ 1.4					$ 0.3					3,126.5					(464.5)					(22.6)
Puttable preferred shares Adjusted balance, shares at Dec. 31, 2018			1,986,449
Adjusted balance at Dec. 31, 2018			$ 48.1
Adjusted balance, shares at Dec. 31, 2018								176,835,837					33,272,706
Net earnings	439.1							$ 0.0					$ 0.0					0.0					439.1					0.0
Other comprehensive income	1.0							0.0					0.0					0.0					0.0					1.0
Exercise of puttable preferred shares	0.0							0.0					0.0					0.0					0.0					0.0
Exercise of puttable preferred shares, shares			(1,923,585)
Exercise of puttable preferred shares			$ (47.7)
Cancellation of put option on puttable preferred shares	1.6							0.0					$ 0.0					1.6					0.0					0.0
Cancellation of put option on puttable preferred shares, shares			(62,864)
Cancellation of put option on puttable preferred shares			$ (1.6)
Cancellation of put option on puttable preferred shares, shares													62,864
Exercise of warrants	321.6							$ 0.4					$ 0.0					321.2					0.0					0.0
Exercise of warrants, shares								38,461,539
Fees and expenses in connection with issuance of common and preferred shares		$ (0.2)							$ 0.0					$ 0.0					$ (0.2)					$ 0.0					$ 0.0
Dividends on Class A common shares	(103.0)							$ 0.0					0.0					0.0					(103.0)					0.0
Dividends on preferred shares	(70.4)							0.0					0.0					0.0					(70.4)					0.0
Puttable preferred shares accretion of preferred shares with holder put option			1.2
Accretion of preferred shares with holder put option	(1.2)							0.0					0.0					0.0					(1.2)					0.0
Shares issued through dividend reinvestment program	1.2							$ 0.0					0.0					1.2					0.0					0.0
Shares issued through dividend reinvestment program, shares								122,148
Share-based compensation expense	1.9							$ 0.0					0.0					2.6					(0.7)					0.0
Share-based compensation expense, shares								257,799
Treasury shares, value	0.0							$ 0.0					0.0					0.0					0.0					0.0
Treasury shares								(1,724)
Puttable preferred shares, Balance at Dec. 31, 2019			$ 0.0
Puttable preferred shares Balance, Shares at Dec. 31, 2019			0
Balance at Dec. 31, 2019	3,232.7					$ (2.3)		$ 1.8				$ 0.0	$ 0.3				$ 0.0	3,452.9				$ 0.0	(200.7)				$ (2.3)	(21.6)				$ 0.0
Balance, shares at Dec. 31, 2019								215,675,599					33,335,570
Adjusted balance at Dec. 31, 2019	3,230.4							$ 1.8					$ 0.3					3,452.9					(203.0)					(21.6)
Adjusted balance, shares at Dec. 31, 2019								215,675,599					33,335,570
Net earnings	192.6							$ 0.0					$ 0.0					0.0					192.6					0.0
Other comprehensive income	1.3							0.0					0.0					0.0					0.0					1.3
Common shares issued on acquisition	316.8							$ 0.2					0.0					316.6					0.0					0.0
Common shares issued on acquisition, shares								29,891,266
Common shares issued on loan settlement	8.3							$ 0.1					0.0					8.2					0.0					0.0
Common shares issued on loan settlement, shares								775,139
Dividends on Class A common shares	(120.7)							$ 0.0					0.0					0.0					(120.7)					0.0
Dividends on preferred shares	(67.1)							0.0					0.0					0.0					(67.1)					0.0
Shares issued through dividend reinvestment program	0.0							$ 0.0					0.0					0.3					(0.3)					0.0
Shares issued through dividend reinvestment program, shares								30,007
Share-based compensation expense	6.4							$ 0.0					0.0					7.1					(0.7)					0.0
Share-based compensation expense, shares								1,398,553
Treasury shares, value	0.0							$ 0.0					0.0					0.0					0.0					0.0
Treasury shares								37,778
Unissued acquisition related equity consideration	80.8							$ 0.0					0.0					80.8					0.0					0.0
Cancellation of unissued acquisition related equity consideration	(1.3)							0.0					0.0					(1.3)					0.0					0.0
Issuance of common shares from unissued acquisition related equity consideration	0.0							$ 0.0					0.0					0.0					0.0					0.0
Issuance of common shares from unissued acquisition related equity consideration, shares								318,637
Return of common shares to unissued acquisition related equity consideration	0.0							$ 0.0					0.0					0.0					0.0					0.0
Return of common shares to unissued acquisition related equity consideration, shares								(727,351)
Cancellation of common shares issued on acquisition	(12.5)							$ 0.0					0.0					(12.5)					0.0					0.0
Cancellation of common shares issued on acquisition, shares								(1,122,290)
Equity component on issuance of Exchangeable Notes, net of issuance costs	6.1							$ 0.0					0.0					6.1					0.0					0.0
Premium paid on capped call	(15.5)							0.0					0.0					(15.5)					0.0					0.0
Balance at Dec. 31, 2020	$ 3,625.6							$ 2.1					$ 0.3					$ 3,842.7					$ (199.2)					$ (20.3)
Balance, shares at Dec. 31, 2020								246,277,338					33,335,570